Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	GAMCO WESTWOOD FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000796229
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2012
Prospectus Date	rr_ProspectusDate	Jan. 27, 2012
GAMCO WESTWOOD MIGHTY MITESSM FUND | Summary, The GAMCO Westwood Funds - Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUNDS GAMCO WESTWOOD MIGHTY MITESSM FUND (the “Mighty Mites Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mighty Mites Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Mighty Mites Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Mighty Mites Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Mighty Mites Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mighty Mites Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mighty Mites Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mighty Mites Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mites Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mighty Mites Fund’s performance. During the most recent fiscal year, the Mighty Mites Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mighty Mites Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time of the Mighty Mites Fund’s initial investment.

The Mighty Mites Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Teton Advisors, Inc. (the “Adviser”) believes informed investors would be willing to pay to acquire a company. The Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

The Mighty Mites Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Mighty Mites Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Mighty Mites Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time of the Mighty Mites Fund’s initial investment.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek long-term growth of capital
  you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

The Mighty Mites Fund’s share price will fluctuate with changes in the market value of the Mighty Mites Fund’s portfolio securities. Your investment in the Mighty Mites Fund is not guaranteed and you could lose some or all of the amount you invested in the Mighty Mites Fund.

Investing in the Mighty Mites Fund involves the following risks:

  Fund and Management Risk. If the Mighty Mites Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Mighty Mites Fund invests falls out of favor with investors, the Mighty Mites Fund could underperform the stock market or its peers. The Mighty Mites Fund could also fail to meet its investment objective. When you sell Mighty Mites Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the Mighty Mites Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Mighty Mites Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Mighty Mites Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Mighty Mites Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Mighty Mites Fund may be exposed to currency risks over an extended period of time.
  Small- and Micro-Cap Company Risk. Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Mighty Mites Fund is not guaranteed and you could lose some or all of the amount you invested in the Mighty Mites Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index and another relevant index. As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future. Updated information on the Mighty Mites Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index and another relevant index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Mighty Mites Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD MIGHTY MITES FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 18.44% (quarter ended September 30, 2009) and the lowest return for a quarter was (16.14)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD MIGHTY MITESSM FUND | Summary, The GAMCO Westwood Funds - Class A, B, C and I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUNDS GAMCO WESTWOOD MIGHTY MITESSM FUND (the “Mighty Mites Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mighty Mites Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Mighty Mites Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Mighty Mites Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gwf796229_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mighty Mites Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mighty Mites Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Mighty Mites Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Mighty Mites Fund:
Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Mighty Mites Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mites Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mighty Mites Fund’s performance. During the most recent fiscal year, the Mighty Mites Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Mighty Mites Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time of the Mighty Mites Fund’s initial investment.

The Mighty Mites Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Teton Advisors, Inc. (the “Adviser”) believes informed investors would be willing to pay to acquire a company. The Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

The Mighty Mites Fund may also invest up to 25% of its total assets in foreign securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Mighty Mites Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Mighty Mites Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time of the Mighty Mites Fund’s initial investment.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek long-term growth of capital
  you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

The Mighty Mites Fund’s share price will fluctuate with changes in the market value of the Mighty Mites Fund’s portfolio securities. Your investment in the Mighty Mites Fund is not guaranteed and you could lose some or all of the amount you invested in the Mighty Mites Fund.

  Fund and Management Risk. If the Mighty Mites Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Mighty Mites Fund invests falls out of favor with investors, the Mighty Mites Fund could underperform the stock market or its peers. The Mighty Mites Fund could also fail to meet its investment objective. When you sell Mighty Mites Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the Mighty Mites Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Mighty Mites Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Mighty Mites Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Mighty Mites Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Mighty Mites Fund may be exposed to currency risks over an extended period of time.
  Small- and Micro-Cap Company Risk. Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Mighty Mites Fund is not guaranteed and you could lose some or all of the amount you invested in the Mighty Mites Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index as well as another relevant index. As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future. Updated information on the Mighty Mites Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index as well as another relevant index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Mighty Mites Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD MIGHTY MITES FUND (Total returns for Class A Shares for the Years Ended December 31)	[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Mighty Mites Fund's returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 18.40% (quarter ended September 30, 2009) and the lowest return for a quarter was (16.10)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011, with maximum sales charge, if applicable)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the Mighty Mites Fund which are not offered in this Prospectus. All Classes of the Mighty Mites Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the Mighty Mites Fund which are not offered in this Prospectus.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD MIGHTY MITESSM FUND | Class AAA Shares, GAMCO Westwood Mighty Mitessm Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	151
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	1,768
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(0.80%)
2003	rr_AnnualReturn2003	25.90%
2004	rr_AnnualReturn2004	18.70%
2005	rr_AnnualReturn2005	7.20%
2006	rr_AnnualReturn2006	19.80%
2007	rr_AnnualReturn2007	7.40%
2008	rr_AnnualReturn2008	(23.90%)
2009	rr_AnnualReturn2009	27.50%
2010	rr_AnnualReturn2010	28.10%
2011	rr_AnnualReturn2011	(5.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.44%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
GAMCO WESTWOOD MIGHTY MITESSM FUND | Class A Shares, GAMCO Westwood Mighty Mites Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	569
3 Years	rr_ExpenseExampleYear03	923
5 Years	rr_ExpenseExampleYear05	1,301
10 Years	rr_ExpenseExampleYear10	2,359
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	569
3 Years	rr_ExpenseExampleNoRedemptionYear03	923
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,359
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(0.90%)
2003	rr_AnnualReturn2003	25.60%
2004	rr_AnnualReturn2004	18.40%
2005	rr_AnnualReturn2005	6.90%
2006	rr_AnnualReturn2006	19.60%
2007	rr_AnnualReturn2007	7.10%
2008	rr_AnnualReturn2008	(24.00%)
2009	rr_AnnualReturn2009	27.20%
2010	rr_AnnualReturn2010	27.80%
2011	rr_AnnualReturn2011	(5.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
GAMCO WESTWOOD MIGHTY MITESSM FUND | Class B Shares, GAMCO Westwood Mighty Mites Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	726
3 Years	rr_ExpenseExampleYear03	997
5 Years	rr_ExpenseExampleYear05	1,395
10 Years	rr_ExpenseExampleYear10	2,439
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	697
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,439
GAMCO WESTWOOD MIGHTY MITESSM FUND | Class C Shares, GAMCO Westwood Mighty Mites Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	326
3 Years	rr_ExpenseExampleYear03	697
5 Years	rr_ExpenseExampleYear05	1,195
10 Years	rr_ExpenseExampleYear10	2,565
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	679
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,565
GAMCO WESTWOOD MIGHTY MITESSM FUND | Class I Shares, GAMCO Westwood Mighty Mites Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	390
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	1,489
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	390
5 Years	rr_ExpenseExampleNoRedemptionYear05	676
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,489
GAMCO WESTWOOD MIGHTY MITESSM FUND | Return Before Taxes | Class AAA Shares, GAMCO Westwood Mighty Mitessm Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mites Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(5.80%)
Past Five Years	rr_AverageAnnualReturnYear05	4.69%
Past Ten Years	rr_AverageAnnualReturnYear10	9.13%
GAMCO WESTWOOD MIGHTY MITESSM FUND | Return Before Taxes | Class A Shares, GAMCO Westwood Mighty Mites Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mites Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(9.82%)
Past Five Years	rr_AverageAnnualReturnYear05	3.61%
Past Ten Years	rr_AverageAnnualReturnYear10	8.45%
GAMCO WESTWOOD MIGHTY MITESSM FUND | Return Before Taxes | Class B Shares, GAMCO Westwood Mighty Mites Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(11.36%)
Past Five Years	rr_AverageAnnualReturnYear05	3.52%
Past Ten Years	rr_AverageAnnualReturnYear10	8.28%
GAMCO WESTWOOD MIGHTY MITESSM FUND | Return Before Taxes | Class C Shares, GAMCO Westwood Mighty Mites Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(7.43%)
Past Five Years	rr_AverageAnnualReturnYear05	3.92%
Past Ten Years	rr_AverageAnnualReturnYear10	8.32%
GAMCO WESTWOOD MIGHTY MITESSM FUND | Return Before Taxes | Class I Shares, GAMCO Westwood Mighty Mites Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (commenced operations on January 11, 2008)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(5.59%)
Past Five Years	rr_AverageAnnualReturnYear05	4.90%
Past Ten Years	rr_AverageAnnualReturnYear10	9.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
GAMCO WESTWOOD MIGHTY MITESSM FUND | Return After Taxes on Distributions | Class AAA Shares, GAMCO Westwood Mighty Mitessm Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mites Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(6.11%)
Past Five Years	rr_AverageAnnualReturnYear05	4.10%
Past Ten Years	rr_AverageAnnualReturnYear10	8.22%
GAMCO WESTWOOD MIGHTY MITESSM FUND | Return After Taxes on Distributions | Class A Shares, GAMCO Westwood Mighty Mites Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mites Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(10.11%)
Past Five Years	rr_AverageAnnualReturnYear05	3.02%
Past Ten Years	rr_AverageAnnualReturnYear10	7.53%
GAMCO WESTWOOD MIGHTY MITESSM FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares, GAMCO Westwood Mighty Mitessm Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mites Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(3.37%)
Past Five Years	rr_AverageAnnualReturnYear05	3.92%
Past Ten Years	rr_AverageAnnualReturnYear10	7.89%
GAMCO WESTWOOD MIGHTY MITESSM FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, GAMCO Westwood Mighty Mites Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Mighty Mites Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(5.99%)
Past Five Years	rr_AverageAnnualReturnYear05	2.99%
Past Ten Years	rr_AverageAnnualReturnYear10	7.27%
GAMCO WESTWOOD MIGHTY MITESSM FUND | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	(4.18%)
Past Five Years	rr_AverageAnnualReturnYear05	0.15%
Past Ten Years	rr_AverageAnnualReturnYear10	5.62%
GAMCO WESTWOOD MIGHTY MITESSM FUND | Russell Microcap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Label	rr_AverageAnnualReturnLabel	Russell MicrocapTM Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	(9.27%)
Past Five Years	rr_AverageAnnualReturnYear05	(3.75%)
Past Ten Years	rr_AverageAnnualReturnYear10	4.63%
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Summary, The GAMCO Westwood Funds - Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD SMALLCAP EQUITY FUND (the “SmallCap Equity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the SmallCap Equity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the SmallCap Equity Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The SmallCap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the SmallCap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the SmallCap Equity Fund’s performance. During the most recent fiscal year, the SmallCap Equity Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between $100 million and $2.5 billion at the time of the SmallCap Equity Fund’s initial investment. The Adviser may change this characterization at any time in the future based upon the market capitalizations of the securities included in the Russell 2000® Index. The Adviser closely monitors the issuers and will sell a stock if the stock achieves its price objective and has limited further potential for price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate, and/or the issuer suffers a negative change in its fundamental outlook.

The SmallCap Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The SmallCap Equity Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek investments in small capitalization growth stocks as part of your overall investment strategy

The SmallCap Equity Fund’s share price will fluctuate with changes in the market value of the SmallCap Equity Fund’s portfolio securities. Your investment in the SmallCap Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the SmallCap Equity Fund.

Investing in the SmallCap Equity Fund involves the following risks:

  Fund and Management Risk. If the SmallCap Equity Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the SmallCap Equity Fund invests falls out of favor with investors, the SmallCap Equity Fund could underperform the stock market or its peers. The SmallCap Equity Fund could also fail to meet its investment objective. When you sell SmallCap Equity Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the SmallCap Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the SmallCap Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the SmallCap Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the SmallCap Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the SmallCap Equity Fund may be exposed to currency risks over an extended period of time.
  Small- and Micro-Cap Company Risk. Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the SmallCap Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the SmallCap Equity Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future. Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD SMALLCAP EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 32.14% (quarter ended June 30, 2009) and the lowest return for a quarter was (32.94)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Summary, The GAMCO Westwood Funds - Class A, B, C and I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD SMALLCAP EQUITY FUND (the “SmallCap Equity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the SmallCap Equity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the SmallCap Equity Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gwf796229_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the SmallCap Equity Fund:
Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The SmallCap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the SmallCap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the SmallCap Equity Fund’s performance. During the most recent fiscal year, the SmallCap Equity Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between $100 million and $2.5 billion at the time of the SmallCap Equity Fund’s initial investment. The Adviser may change this characterization at any time in the future based upon the market capitalizations of the securities included in the Russell 2000® Index. The Adviser closely monitors the issuers and will sell a stock if the stock achieves its price objective and has limited further potential for a price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate, and/or the issuer suffers a negative change in its fundamental outlook.

The SmallCap Equity Fund may also invest up to 25% of its total assets in foreign securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The SmallCap Equity Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek investments in small capitalization growth stocks as part of your overall investment strategy

The SmallCap Equity Fund’s share price will fluctuate with changes in the market value of the SmallCap Equity Fund’s portfolio securities. Your investment in the SmallCap Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the SmallCap Equity Fund.

Investing in the SmallCap Equity Fund involves the following risks:

  Fund and Management Risk. If the SmallCap Equity Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the SmallCap Equity Fund invests falls out of favor with investors, the SmallCap Equity Fund could underperform the stock market or its peers. The SmallCap Equity Fund could also fail to meet its investment objective. When you sell SmallCap Equity Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the SmallCap Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the SmallCap Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the SmallCap Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the SmallCap Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the SmallCap Equity Fund may be exposed to currency risks over an extended period of time.
  Small- and Micro-Cap Company Risk. Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the SmallCap Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the SmallCap Equity Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future. Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD SMALLCAP EQUITY FUND (Total returns for Class A Shares for the Years Ended December 31)	[2]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the SmallCap Equity Fund's returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 32.03% (quarter ended June 30, 2009) and the lowest return for a quarter was (32.91)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011, with maximum sales charges, if applicable)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the SmallCap Equity Fund which are not offered in this Prospectus. All Classes of the SmallCap Equity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs, (collectively, “IRAs”).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the SmallCap Equity Fund which are not offered in this Prospectus.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs, (collectively, “IRAs”).
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Class AAA Shares, GAMCO Westwood SmallCap Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[3]
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	900
10 Years	rr_ExpenseExampleYear10	1,982
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(29.90%)
2003	rr_AnnualReturn2003	24.10%
2004	rr_AnnualReturn2004	14.30%
2005	rr_AnnualReturn2005	9.60%
2006	rr_AnnualReturn2006	22.40%
2007	rr_AnnualReturn2007	1.90%
2008	rr_AnnualReturn2008	(42.90%)
2009	rr_AnnualReturn2009	52.40%
2010	rr_AnnualReturn2010	31.00%
2011	rr_AnnualReturn2011	(6.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.14%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Class A Shares, GAMCO Westwood SmallCap Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[4]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	571
3 Years	rr_ExpenseExampleYear03	967
5 Years	rr_ExpenseExampleYear05	1,388
10 Years	rr_ExpenseExampleYear10	2,559
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	571
3 Years	rr_ExpenseExampleNoRedemptionYear03	967
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,388
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,559
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(29.80%)
2003	rr_AnnualReturn2003	23.90%
2004	rr_AnnualReturn2004	14.10%
2005	rr_AnnualReturn2005	9.30%
2006	rr_AnnualReturn2006	22.30%
2007	rr_AnnualReturn2007	1.60%
2008	rr_AnnualReturn2008	(43.00%)
2009	rr_AnnualReturn2009	51.80%
2010	rr_AnnualReturn2010	30.70%
2011	rr_AnnualReturn2011	(6.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.03%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.91%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Class C Shares, GAMCO Westwood SmallCap Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[4]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	742
5 Years	rr_ExpenseExampleYear05	1,283
10 Years	rr_ExpenseExampleYear10	2,762
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	742
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,283
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,762
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Class I Shares, GAMCO Westwood SmallCap Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[4]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	437
5 Years	rr_ExpenseExampleYear05	769
10 Years	rr_ExpenseExampleYear10	1,708
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	437
5 Years	rr_ExpenseExampleNoRedemptionYear05	769
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,708
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Return Before Taxes | Class AAA Shares, GAMCO Westwood SmallCap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(5.92%)
Past Five Years	rr_AverageAnnualReturnYear05	1.80%
Past Ten Years	rr_AverageAnnualReturnYear10	3.84%
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Return Before Taxes | Class A Shares, GAMCO Westwood SmallCap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(9.83%)
Past Five Years	rr_AverageAnnualReturnYear05	0.74%
Past Ten Years	rr_AverageAnnualReturnYear10	3.24%
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Return Before Taxes | Class C Shares, GAMCO Westwood SmallCap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(7.49%)
Past Five Years	rr_AverageAnnualReturnYear05	1.05%
Past Ten Years	rr_AverageAnnualReturnYear10	2.98%
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Return Before Taxes | Class I Shares, GAMCO Westwood SmallCap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (commenced operations on January 11, 2008)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(15.63%)
Past Five Years	rr_AverageAnnualReturnYear05	2.00%
Past Ten Years	rr_AverageAnnualReturnYear10	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Return After Taxes on Distributions | Class AAA Shares, GAMCO Westwood SmallCap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(6.30%)
Past Five Years	rr_AverageAnnualReturnYear05	1.72%
Past Ten Years	rr_AverageAnnualReturnYear10	3.78%
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Return After Taxes on Distributions | Class A Shares, GAMCO Westwood SmallCap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(10.20%)
Past Five Years	rr_AverageAnnualReturnYear05	0.66%
Past Ten Years	rr_AverageAnnualReturnYear10	3.18%
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares, GAMCO Westwood SmallCap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(3.40%)
Past Five Years	rr_AverageAnnualReturnYear05	1.53%
Past Ten Years	rr_AverageAnnualReturnYear10	3.33%
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, GAMCO Westwood SmallCap Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood SmallCap Equity Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(5.96%)
Past Five Years	rr_AverageAnnualReturnYear05	0.62%
Past Ten Years	rr_AverageAnnualReturnYear10	2.80%
GAMCO WESTWOOD SMALLCAP EQUITY FUND | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Index
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	(4.18%)
Past Five Years	rr_AverageAnnualReturnYear05	0.15%
Past Ten Years	rr_AverageAnnualReturnYear10	5.62%
GAMCO WESTWOOD INCOME FUND | Summary, The GAMCO Westwood Funds - Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD INCOME FUND (the “Income Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Income Fund seeks to provide a high level of current income as well as long-term capital appreciation.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Income Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Income Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities. The Income Fund’s investments may include dividend-paying common stocks, preferred stocks, convertible preferred stocks, selected debt instruments, publicly traded real estate investment trusts (“REITs”), master limited partnerships, royalty trusts, money market instruments, and other income-producing securities.

The Adviser invests in companies with strong and improving cash flows sufficient to support a healthy or rising level of income. It uses proprietary, fundamental research to find appropriate securities for purchase. Securities considered for purchase have:

  attractive fundamentals and valuations based on the Adviser’s internal research issuers with strong management teams and/or
  issuers with good balance sheet fundamentals

The Adviser will consider selling a security if fundamentals become unfavorable within the issuer’s internal operations or industry, there is limited growth opportunity, the issuer is at risk of losing its competitive edge, the issuer is serving markets with slowing growth, and/or the level of income produced becomes unattractive or unsustainable.

The Income Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Income Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek a high level of current income as well as growth of capital

The Income Fund’s share price will fluctuate with changes in the market value of the Income Fund’s portfolio securities and changes in prevailing interest rates. Your investment in the Income Fund is not guaranteed and you could lose some or all of the amount you invested in the Income Fund.

Investing in the Income Fund involves the following risks:

  Fund and Management Risk. If the Income Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Income Fund invests falls out of favor with investors, the Income Fund could underperform the stock market or its peers. The Income Fund could also fail to meet its investment objective. When you sell Income Fund shares, they may be worth less than what you paid for them.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Income Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Income Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Income Fund may be exposed to currency risks over an extended period of time.
  Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Income Fund is not guaranteed and you could lose some or all of the amount you invested in the Income Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index, as well as other relevant indices. The bar chart and table include the Income Fund’s performance achieved prior to the changes effected in 2005 to the Income Fund’s investment objective and policies. As a result, performance information prior to 2006 may not be indicative of the Income Fund’s performance under the revised objective and policies. As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future. Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index, as well as other relevant indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD INCOME FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 14.90% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.33)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD INCOME FUND | Summary, The GAMCO Westwood Funds - Class A, B, C and I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD INCOME FUND (the “Income Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Income Fund seeks to provide a high level of current income as well as long-term capital appreciation.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Income Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gwf796229_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Income Fund:
Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Income Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Income Fund’s performance. During the most recent fiscal year, the Income Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities. The Income Fund’s investments may include dividend-paying common stocks, preferred stocks, convertible preferred stocks, selected debt instruments, publicly traded real estate investment trusts (“REITs”), master limited partnerships, royalty trusts, money market instruments, and other income-producing securities.

The Adviser invests in companies with strong and improving cash flows sufficient to support a healthy or rising level of income. It uses proprietary, fundamental research to find appropriate securities for purchase. Securities considered for purchase have:

  attractive fundamentals and valuations based on the Adviser’s internal research issuers with strong management teams and/or
  issuers with good balance sheet fundamentals

The Adviser will consider selling a security if fundamentals become unfavorable within the issuer’s internal operations or industry, there is limited growth opportunity, the issuer is at risk of losing its competitive edge, the issuer is serving markets with slowing growth, and/or the level of income produced becomes unattractive or unsustainable.

The Income Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Income Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Income Fund invests at least 80% of its net assets (which includes, for the purposes of this test, the amount of any borrowings for investment purposes) in dividend-paying and/or interest bearing equity and fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek a high level of current income as well as growth of capital

The Income Fund’s share price will fluctuate with changes in the market value of the Income Fund’s portfolio securities and changes in prevailing interest rates. Your investment in the Income Fund is not guaranteed and you could lose some or all of the amount you invested in the Income Fund.

Investing in the Income Fund involves the following risks:

  Fund and Management Risk. If the Income Fund’s Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Income Fund invests falls out of favor with investors, the Income Fund could underperform the stock market or its peers. The Income Fund could also fail to meet its investment objective. When you sell Income Fund shares, they may be worth less than what you paid for them.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Income Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Income Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Income Fund may be exposed to currency risks over an extended period of time.
  Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Income Fund is not guaranteed and you could lose some or all of the amount you invested in the Income Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index, as well as other relevant indices. The bar chart and table primarily reflect the Income Fund’s performance achieved prior to the changes effected in 2005 to the Income Fund’s investment objective and policies. As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future. Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Income Fund by showing changes in the Income Fund’s performance from year to year, and by showing how the Income Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index, as well as other relevant indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Income Fund’s past performance (before and after taxes) does not predict how the Income Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Income Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD INCOME FUND (Total returns for Class A Shares for the Years Ended December 31)	[5]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Income Fund's returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 14.88% (quarter ended June 30, 2009) and the lowest return for a quarter was (18.39)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011, with maximum sales charge, if applicable)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the Income Fund which are not offered in this Prospectus. All Classes of the Income Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively IRAs”).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the Income Fund which are not offered in this Prospectus.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively IRAs”).
GAMCO WESTWOOD INCOME FUND | Class AAA Shares, GAMCO Westwood Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.00%	[6],[7]
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	782
5 Years	rr_ExpenseExampleYear05	1,388
10 Years	rr_ExpenseExampleYear10	3,026
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	3.90%
2003	rr_AnnualReturn2003	33.50%
2004	rr_AnnualReturn2004	26.90%
2005	rr_AnnualReturn2005	6.60%
2006	rr_AnnualReturn2006	13.00%
2007	rr_AnnualReturn2007	(2.20%)
2008	rr_AnnualReturn2008	(28.80%)
2009	rr_AnnualReturn2009	17.90%
2010	rr_AnnualReturn2010	13.20%
2011	rr_AnnualReturn2011	2.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
GAMCO WESTWOOD INCOME FUND | Class A Shares, GAMCO Westwood Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.00%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.25%	[7],[8]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	619
3 Years	rr_ExpenseExampleYear03	1,223
5 Years	rr_ExpenseExampleYear05	1,851
10 Years	rr_ExpenseExampleYear10	3,534
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	619
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,223
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,851
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,534
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	3.60%
2003	rr_AnnualReturn2003	33.10%
2004	rr_AnnualReturn2004	26.70%
2005	rr_AnnualReturn2005	6.30%
2006	rr_AnnualReturn2006	12.60%
2007	rr_AnnualReturn2007	(2.30%)
2008	rr_AnnualReturn2008	(28.90%)
2009	rr_AnnualReturn2009	17.50%
2010	rr_AnnualReturn2010	12.90%
2011	rr_AnnualReturn2011	2.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.88%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
GAMCO WESTWOOD INCOME FUND | Class C Shares, GAMCO Westwood Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.50%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.75%	[7],[8]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	1,005
5 Years	rr_ExpenseExampleYear05	1,753
10 Years	rr_ExpenseExampleYear10	3,725
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	278
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,005
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,753
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,725
GAMCO WESTWOOD INCOME FUND | Class I Shares, GAMCO Westwood Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[7],[8]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	707
5 Years	rr_ExpenseExampleYear05	1,263
10 Years	rr_ExpenseExampleYear10	2,779
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	707
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,263
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,779
GAMCO WESTWOOD INCOME FUND | Return Before Taxes | Class AAA Shares, GAMCO Westwood Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	2.57%
Past Five Years	rr_AverageAnnualReturnYear05	(0.95%)
Past Ten Years	rr_AverageAnnualReturnYear10	7.29%
GAMCO WESTWOOD INCOME FUND | Return Before Taxes | Class A Shares, GAMCO Westwood Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(1.86%)
Past Five Years	rr_AverageAnnualReturnYear05	(2.00%)
Past Ten Years	rr_AverageAnnualReturnYear10	6.58%
GAMCO WESTWOOD INCOME FUND | Return Before Taxes | Class C Shares, GAMCO Westwood Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	0.76%
Past Five Years	rr_AverageAnnualReturnYear05	(1.69%)
Past Ten Years	rr_AverageAnnualReturnYear10	6.61%
GAMCO WESTWOOD INCOME FUND | Return Before Taxes | Class I Shares, GAMCO Westwood Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (commenced operations on January 11, 2008)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	2.70%
Past Five Years	rr_AverageAnnualReturnYear05	(0.75%)
Past Ten Years	rr_AverageAnnualReturnYear10	7.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
GAMCO WESTWOOD INCOME FUND | Return After Taxes on Distributions | Class AAA Shares, GAMCO Westwood Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	2.41%
Past Five Years	rr_AverageAnnualReturnYear05	(1.67%)
Past Ten Years	rr_AverageAnnualReturnYear10	5.56%
GAMCO WESTWOOD INCOME FUND | Return After Taxes on Distributions | Class A Shares, GAMCO Westwood Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(1.97%)
Past Five Years	rr_AverageAnnualReturnYear05	(2.65%)
Past Ten Years	rr_AverageAnnualReturnYear10	5.01%
GAMCO WESTWOOD INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares, GAMCO Westwood Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	1.88%
Past Five Years	rr_AverageAnnualReturnYear05	(1.07%)
Past Ten Years	rr_AverageAnnualReturnYear10	5.95%
GAMCO WESTWOOD INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, GAMCO Westwood Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Income Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(1.06%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.93%)
Past Ten Years	rr_AverageAnnualReturnYear10	5.39%
GAMCO WESTWOOD INCOME FUND | Lipper Equity Income Funds Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Label	rr_AverageAnnualReturnLabel	Lipper Equity Income Funds Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	2.66%
Past Five Years	rr_AverageAnnualReturnYear05	(0.72%)
Past Ten Years	rr_AverageAnnualReturnYear10	3.68%
GAMCO WESTWOOD INCOME FUND | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	2.11%
Past Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.92%
GAMCO WESTWOOD EQUITY FUND | Summary, The GAMCO Westwood Funds - Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD EQUITY FUND (the “Equity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Equity Fund’s secondary goal is to produce current income.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Equity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Equity Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corporation, the Equity Fund’s sub-adviser (the “Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stocks declines 15% in the first forty-five days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

The Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Equity Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek a fund with a growth orientation as part of your overall investment plan

The Equity Fund’s share price will fluctuate with changes in the market value of the Equity Fund’s portfolio securities. Your investment in the Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the Equity Fund.

Investing in the Equity Fund involves the following risks:

  Fund and Management Risk. If the Equity Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Equity Fund invests falls out of favor with investors, the Equity Fund could underperform the stock market or its peers. The Equity Fund could also fail to meet its investment objectives. When you sell Equity Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Equity Fund may be exposed to currency risks over an extended period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the Equity Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 13.65% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.64)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD EQUITY FUND | Summary, The GAMCO Westwood Funds - Class A, B, C and I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD EQUITY FUND (the “Equity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Equity Fund’s secondary goal is to produce current income.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Equity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gwf796229_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Equity Fund:
Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corporation, the Equity Fund’s sub-adviser (the “Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Sub-Adviser closely monitors the issuers and will sell a stock if the Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stocks declines 15% in the first forty-five days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

The Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Equity Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek a fund with a growth orientation as part of your overall investment plan

The Equity Fund’s share price will fluctuate with changes in the market value of the Equity Fund’s portfolio securities. Your investment in the Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the Equity Fund.

Investing in the Equity Fund involves the following risks:

  Fund and Management Risk. If the Equity Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Equity Fund invests falls out of favor with investors, the Equity Fund could underperform the stock market or its peers. The Equity Fund could also fail to meet its investment objectives. When you sell Equity Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the Equity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Equity Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Equity Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Equity Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Equity Fund may be exposed to currency risks over an extended period of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Equity Fund is not guaranteed and you could lose some or all of the amount you invested in the Equity Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD EQUITY FUND (Total returns for Class A Shares for the Years Ended December 31)	[9]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Equity Fund's returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 13.54% (quarter ended June 30, 2003) and the lowest return for a quarter was (20.71)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011, with maximum sales charge, if applicable)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the Equity Fund which are not offered in this Prospectus. All Classes of the Equity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the Equity Fund which are not offered in this Prospectus.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD EQUITY FUND | Class AAA Shares, GAMCO Westwood Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	480
5 Years	rr_ExpenseExampleYear05	829
10 Years	rr_ExpenseExampleYear10	1,813
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.20%)
2003	rr_AnnualReturn2003	22.40%
2004	rr_AnnualReturn2004	12.40%
2005	rr_AnnualReturn2005	13.80%
2006	rr_AnnualReturn2006	18.20%
2007	rr_AnnualReturn2007	12.40%
2008	rr_AnnualReturn2008	(33.10%)
2009	rr_AnnualReturn2009	12.60%
2010	rr_AnnualReturn2010	12.00%
2011	rr_AnnualReturn2011	(1.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
GAMCO WESTWOOD EQUITY FUND | Class A Shares, GAMCO Westwood Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	573
3 Years	rr_ExpenseExampleYear03	935
5 Years	rr_ExpenseExampleYear05	1,321
10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	573
3 Years	rr_ExpenseExampleNoRedemptionYear03	935
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,321
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,400
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.40%)
2003	rr_AnnualReturn2003	22.10%
2004	rr_AnnualReturn2004	12.10%
2005	rr_AnnualReturn2005	13.50%
2006	rr_AnnualReturn2006	17.90%
2007	rr_AnnualReturn2007	12.20%
2008	rr_AnnualReturn2008	(33.40%)
2009	rr_AnnualReturn2009	12.30%
2010	rr_AnnualReturn2010	11.80%
2011	rr_AnnualReturn2011	(1.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
GAMCO WESTWOOD EQUITY FUND | Class C Shares, GAMCO Westwood Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	330
3 Years	rr_ExpenseExampleYear03	709
5 Years	rr_ExpenseExampleYear05	1,215
10 Years	rr_ExpenseExampleYear10	2,605
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	230
3 Years	rr_ExpenseExampleNoRedemptionYear03	709
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,215
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,605
GAMCO WESTWOOD EQUITY FUND | Class I Shares, GAMCO Westwood Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	129
3 Years	rr_ExpenseExampleNoRedemptionYear03	403
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
GAMCO WESTWOOD EQUITY FUND | Return Before Taxes | Class AAA Shares, GAMCO Westwood Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(1.49%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.37%)
Past Ten Years	rr_AverageAnnualReturnYear10	3.52%
GAMCO WESTWOOD EQUITY FUND | Return Before Taxes | Class A Shares, GAMCO Westwood Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(5.66%)
Past Five Years	rr_AverageAnnualReturnYear05	(2.40%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.83%
GAMCO WESTWOOD EQUITY FUND | Return Before Taxes | Class C Shares, GAMCO Westwood Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(3.27%)
Past Five Years	rr_AverageAnnualReturnYear05	(2.10%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.74%
GAMCO WESTWOOD EQUITY FUND | Return Before Taxes | Class I Shares, GAMCO Westwood Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (commenced operations on January 11, 2008)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(1.31%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.17%)
Past Ten Years	rr_AverageAnnualReturnYear10	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
GAMCO WESTWOOD EQUITY FUND | Return After Taxes on Distributions | Class AAA Shares, GAMCO Westwood Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(1.63%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.96%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.88%
GAMCO WESTWOOD EQUITY FUND | Return After Taxes on Distributions | Class A Shares, GAMCO Westwood Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(5.72%)
Past Five Years	rr_AverageAnnualReturnYear05	(2.95%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.24%
GAMCO WESTWOOD EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares, GAMCO Westwood Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(0.79%)
Past Five Years	rr_AverageAnnualReturnYear05	(1.20%)
Past Ten Years	rr_AverageAnnualReturnYear10	3.01%
GAMCO WESTWOOD EQUITY FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, GAMCO Westwood Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Equity Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(3.55%)
Past Five Years	rr_AverageAnnualReturnYear05	(2.06%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.42%
GAMCO WESTWOOD EQUITY FUND | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Index
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	2.11%
Past Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.92%
GAMCO WESTWOOD BALANCED FUND | Summary, The GAMCO Westwood Funds - Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD BALANCED FUND (the “Balanced Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Balanced Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Balanced Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Balanced Fund for the time indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corporation, the Balanced Fund’s sub-adviser (the “Sub-Adviser”) will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

The debt securities held by the Balanced Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). There are no restrictions on the maximum or minimum maturity of any individual security that the Balanced Fund may invest in.

The Balanced Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Balanced Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Westwood Management Corporation, the Balanced Fund’s sub-adviser (the “Sub-Adviser”) will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek both growth of capital and current income
  you want participation in market growth with some emphasis on preserving assets in “down” markets

The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund’s share price will fluctuate with changes in the market value of the Balanced Fund’s portfolio securities. Your investment in the Balanced Fund is not guaranteed and you could lose some or all of the amount you invested in the Balanced Fund.

Investing in the Balanced Fund involves the following risks:

  Fund and Management Risk. If the Balanced Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Balanced Fund invests falls out of favor with investors, the Balanced Fund could underperform the stock market or its peers. The Balanced Fund could also fail to meet its investment objective. When you sell Balanced Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the Balanced Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Balanced Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Balanced Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Balanced Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Balanced Fund may be exposed to currency risks over an extended period of time.
  Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
  Pre-Payment Risk. The Balanced Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Balanced Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Balanced Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Balanced Fund’s income, total return, and share price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Balanced Fund is not guaranteed and you could lose some or all of the amount you invested in the Balanced Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index and other relevant indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD BALANCED FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 9.64% (quarter ended June 30, 2003) and the lowest return for a quarter was (11.20)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD BALANCED FUND | Summary, The GAMCO Westwood Funds - Class A, B, C and I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD BALANCED FUND (the “Balanced Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Balanced Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gwf796229_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Balanced Fund:
Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corporation, the Balanced Fund’s sub-adviser (the “Sub-Adviser”) will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Balanced Fund.

The debt securities held by the Balanced Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). There are no restrictions on the maximum or minimum maturity of any individual security that the Balanced Fund may invest in.

The Balanced Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”). The Balanced Fund may also invest in foreign debt securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Westwood Management Corporation, the Balanced Fund’s sub-adviser (the “Sub-Adviser”) will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek both growth of capital and current income
  you want participation in market growth with some emphasis on preserving assets in “down” markets

The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund’s share price will fluctuate with changes in the market value of the Balanced Fund’s portfolio securities. Your investment in the Balanced Fund is not guaranteed and you could lose some or all of the amount you invested in the Balanced Fund.

Investing in the Balanced Fund involves the following risks:

  Fund and Management Risk. If the Balanced Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Balanced Fund invests falls out of favor with investors, the Balanced Fund could underperform the stock market or its peers. The Balanced Fund could also fail to meet its investment objective. When you sell Balanced Fund shares, they may be worth less than what you paid for them.
  Equity Risk. The principal risk of investing in the Balanced Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Balanced Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. Foreign securities pose additional risks over U.S. based securities for a number of reasons. Foreign economic, governmental, and political systems may be less favorable than those of the U.S. Foreign governments may exercise greater control over their economies, industries, and citizens’ rights. Specific risk factors related to foreign securities include: inflation, structure and regulation of financial markets, liquidity and volatility of investments, currency exchange rates and regulations, and differing accounting standards. Foreign companies may also be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign securities may be subject to high levels of foreign taxation for which no U.S. federal income tax deductions or credits will be available to shareholders.
Foreign securities may be denominated in foreign currencies. Therefore, the value of the Balanced Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Although the Balanced Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Balanced Fund may be exposed to currency risks over an extended period of time.
  Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
  Pre-Payment Risk. The Balanced Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Balanced Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Balanced Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Balanced Fund’s income, total return, and share price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Balanced Fund is not guaranteed and you could lose some or all of the amount you invested in the Balanced Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index and other relevant indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD BALANCED FUND (Total returns for Class A Shares for the Years Ended December 31)	[10]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Balanced Fund's returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 9.48% (quarter ended June 30, 2003) and the lowest return for a quarter was (11.21)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011, with maximum sales charge, if applicable)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the Balanced Fund which are not offered in this Prospectus. All Classes of the Balanced Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for Class I Shares prior to its actual inception date are those of the Class AAA Shares of the Balanced Fund which are not offered in this Prospectus.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD BALANCED FUND | CLASS AAA Shares, GAMCO Westwood Balanced Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(6.90%)
2003	rr_AnnualReturn2003	14.30%
2004	rr_AnnualReturn2004	8.80%
2005	rr_AnnualReturn2005	9.30%
2006	rr_AnnualReturn2006	12.40%
2007	rr_AnnualReturn2007	10.30%
2008	rr_AnnualReturn2008	(19.30%)
2009	rr_AnnualReturn2009	9.80%
2010	rr_AnnualReturn2010	9.10%
2011	rr_AnnualReturn2011	1.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.64%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
GAMCO WESTWOOD BALANCED FUND | Class A Shares, GAMCO Westwood Balanced Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	544
3 Years	rr_ExpenseExampleYear03	846
5 Years	rr_ExpenseExampleYear05	1,171
10 Years	rr_ExpenseExampleYear10	2,087
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	544
3 Years	rr_ExpenseExampleNoRedemptionYear03	846
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,171
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,087
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(7.30%)
2003	rr_AnnualReturn2003	14.10%
2004	rr_AnnualReturn2004	8.60%
2005	rr_AnnualReturn2005	9.00%
2006	rr_AnnualReturn2006	12.10%
2007	rr_AnnualReturn2007	10.00%
2008	rr_AnnualReturn2008	(19.50%)
2009	rr_AnnualReturn2009	9.50%
2010	rr_AnnualReturn2010	8.90%
2011	rr_AnnualReturn2011	1.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.21%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
GAMCO WESTWOOD BALANCED FUND | Class B Shares, GAMCO Westwood Balanced Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	918
5 Years	rr_ExpenseExampleYear05	1,262
10 Years	rr_ExpenseExampleYear10	2,167
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,167
GAMCO WESTWOOD BALANCED FUND | Class C Shares, GAMCO Westwood Balanced Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	300
3 Years	rr_ExpenseExampleYear03	618
5 Years	rr_ExpenseExampleYear05	1,062
10 Years	rr_ExpenseExampleYear10	2,296
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	200
3 Years	rr_ExpenseExampleNoRedemptionYear03	618
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,296
GAMCO WESTWOOD BALANCED FUND | Class I Shares, GAMCO Westwood Balanced Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	99
3 Years	rr_ExpenseExampleNoRedemptionYear03	309
5 Years	rr_ExpenseExampleNoRedemptionYear05	536
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
GAMCO WESTWOOD BALANCED FUND | Return Before Taxes | CLASS AAA Shares, GAMCO Westwood Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	1.21%
Past Five Years	rr_AverageAnnualReturnYear05	1.53%
Past Ten Years	rr_AverageAnnualReturnYear10	4.37%
GAMCO WESTWOOD BALANCED FUND | Return Before Taxes | Class A Shares, GAMCO Westwood Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(3.11%)
Past Five Years	rr_AverageAnnualReturnYear05	0.46%
Past Ten Years	rr_AverageAnnualReturnYear10	3.69%
GAMCO WESTWOOD BALANCED FUND | Return Before Taxes | Class B Shares, GAMCO Westwood Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(4.55%)
Past Five Years	rr_AverageAnnualReturnYear05	0.37%
Past Ten Years	rr_AverageAnnualReturnYear10	3.57%
GAMCO WESTWOOD BALANCED FUND | Return Before Taxes | Class C Shares, GAMCO Westwood Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(0.57%)
Past Five Years	rr_AverageAnnualReturnYear05	0.79%
Past Ten Years	rr_AverageAnnualReturnYear10	3.59%
GAMCO WESTWOOD BALANCED FUND | Return Before Taxes | Class I Shares, GAMCO Westwood Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (commenced operations on January 11, 2008)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	1.47%
Past Five Years	rr_AverageAnnualReturnYear05	1.74%
Past Ten Years	rr_AverageAnnualReturnYear10	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
GAMCO WESTWOOD BALANCED FUND | Return After Taxes on Distributions | CLASS AAA Shares, GAMCO Westwood Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	0.90%
Past Five Years	rr_AverageAnnualReturnYear05	0.86%
Past Ten Years	rr_AverageAnnualReturnYear10	3.45%
GAMCO WESTWOOD BALANCED FUND | Return After Taxes on Distributions | Class A Shares, GAMCO Westwood Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(3.37%)
Past Five Years	rr_AverageAnnualReturnYear05	(0.14%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.85%
GAMCO WESTWOOD BALANCED FUND | Return After Taxes on Distributions and Sale of Fund Shares | CLASS AAA Shares, GAMCO Westwood Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	1.09%
Past Five Years	rr_AverageAnnualReturnYear05	1.13%
Past Ten Years	rr_AverageAnnualReturnYear10	3.52%
GAMCO WESTWOOD BALANCED FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, GAMCO Westwood Balanced Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Balanced Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	(1.77%)
Past Five Years	rr_AverageAnnualReturnYear05	0.24%
Past Ten Years	rr_AverageAnnualReturnYear10	2.96%
GAMCO WESTWOOD BALANCED FUND | Barclays Capital Government/Credit Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Label	rr_AverageAnnualReturnLabel	Barclays Capital Government/Credit Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	8.74%
Past Five Years	rr_AverageAnnualReturnYear05	6.55%
Past Ten Years	rr_AverageAnnualReturnYear10	5.85%
GAMCO WESTWOOD BALANCED FUND | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	2.11%
Past Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Past Ten Years	rr_AverageAnnualReturnYear10	2.92%
GAMCO WESTWOOD BALANCED FUND | 60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index and 40% Barclays Capital Government/Credit Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	4.76%
Past Five Years	rr_AverageAnnualReturnYear05	2.47%
Past Ten Years	rr_AverageAnnualReturnYear10	4.09%
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Summary, The GAMCO Westwood Funds - Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD INTERMEDIATE BOND FUND (the “Intermediate Bond Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Intermediate Bond Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Intermediate Bond Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above does not correlate to the ratio of Operating Expenses Net of Waivers/Reimbursements to Average Net Assets found in the “Financial Highlights” section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Intermediate Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Intermediate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Intermediate Bond Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Intermediate Bond Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Intermediate Bond Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Intermediate Bond Fund’s performance. During the most recent fiscal year, the Intermediate Bond Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”).

Although there are no restrictions on the maximum or minimum maturity of any individual security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of AA or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.

In selecting securities for the Intermediate Bond Fund, the Westwood Management Corporation, the Intermediate Bond Fund’s sub-adviser (the “Sub-Adviser”) focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Barclays Capital Government/Credit Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund’s assets in debt securities and the remainder in cash or cash equivalents. The Sub-Adviser has disciplines in place that serve as sell signals such as a change to a company’s fundamentals that make the risk/reward profile unattractive or a need to improve the overall risk/reward profile of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You May Want to Invest in the Fund if:
  you are seeking current income consistent with the maintenance of principal and liquidity you are conservative in your investment approach
  you are seeking exposure to investment grade bonds as part of your overall investment strategy

The Intermediate Bond Fund’s share price will fluctuate with changes in prevailing interest rates and the market value of the Intermediate Bond Fund’s portfolio securities. Your investment in the Intermediate Bond Fund is not guaranteed and you could lose some or all of the amount you invested in the Intermediate Bond Fund.

Investing in the Intermediate Bond Fund involves the following risks:

  Fund and Management Risk. If the Intermediate Bond Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Intermediate Bond Fund invests falls out of favor with investors, the Intermediate Bond Fund could underperform the stock market or its peers. The Intermediate Bond Fund could also fail to meet its investment objective. When you sell Intermediate Bond Fund shares, they may be worth less than what you paid for them.
  Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
  Pre-Payment Risk. The Intermediate Bond Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Intermediate Bond Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Intermediate Bond Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Intermediate Bond Fund’s income, total return, and share price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Intermediate Bond Fund is not guaranteed and you could lose some or all of the amount you invested in the Intermediate Bond Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future. Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD INTERMEDIATE BOND FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 5.58% (quarter ended September 30, 2002) and the lowest return for a quarter was (2.64)% (quarter ended June 30, 2004).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Summary, The GAMCO Westwood Funds - Class A, B, C and I Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GAMCO WESTWOOD INTERMEDIATE BOND FUND (the “Intermediate Bond Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.
Fees and Expenses	gwf796229_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Intermediate Bond Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint Discounts	gwf796229_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in a Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” of the Fund’s statutory Prospectus and in the section entitled “Purchase and Redemption of Shares” of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses After Fee Waiver, and Expense Reimbursement in the table above does note correlate to the ratio of Operating Expenses Net of Waivers/Reimbursements to Average Net Assets found in the "Financial Highlights" section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Intermediate Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Intermediate Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods, except as noted. The example also assumes that your investment has a 5% return each year, and that the Intermediate Bond Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Intermediate Bond Fund:
Portfolio Turnover	gwf796229_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Intermediate Bond Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Intermediate Bond Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Intermediate Bond Fund’s performance. During the most recent fiscal year, the Intermediate Bond Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities. The Intermediate Bond Fund focuses on investment grade bonds of domestic corporations and governments. Investment grade debt securities are securities rated in the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”).

Although there are no restrictions on the maximum or minimum maturity of any individual security that the Intermediate Bond Fund may invest in, generally the Intermediate Bond Fund will have a dollar weighted average maturity of three to ten years. The Intermediate Bond Fund may also invest in other types of investment grade debt securities, including debentures, notes, convertible debt securities, municipal securities, mortgage-related securities, and certain collateralized and asset-backed securities. The Intermediate Bond Fund will seek to maintain an average rating of AA or better by Standard & Poor’s Ratings Services, a division of McGraw-Hill Companies, (“Standard & Poor’s”), or comparable quality for the securities in its portfolio.

In selecting securities for the Intermediate Bond Fund, the Westwood Management Corporation, the Intermediate Bond Fund’s sub-adviser (the “Sub-Adviser”) Sub-Adviser focuses both on the fundamentals of particular issuers and yield curve positioning. The Sub-Adviser seeks to earn risk-adjusted returns superior to those of the Barclays Capital Government/Credit Bond Index over time. The Sub-Adviser invests 80% to 100% of the Fund’s assets in debt securities and the remainder in cash or cash equivalents. The Sub-Adviser has disciplines in place that serve as sell signals such as a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions the Intermediate Bond Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in bonds of various types and with various maturities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

  you are seeking current income consistent with the maintenance of principal and liquidity you are conservative in your investment approach
  you are seeking exposure to investment grade bonds as part of your overall investment strategy

The Intermediate Bond Fund’s share price will fluctuate with changes in prevailing interest rates and the market value of the Intermediate Bond Fund’s portfolio securities. Your investment in the Intermediate Bond Fund is not guaranteed and you could lose some or all of the amount you invested in the Intermediate Bond Fund.

Investing in the Intermediate Bond Fund involves the following risks:

  Fund and Management Risk. If the Intermediate Bond Fund’s Sub-Adviser’s judgment in selecting securities is incorrect or if the market segment in which the Intermediate Bond Fund invests falls out of favor with investors, the Intermediate Bond Fund could underperform the stock market or its peers. The Intermediate Bond Fund could also fail to meet its investment objective. When you sell Intermediate Bond Fund shares, they may be worth less than what you paid for them.
  Interest Rate Risk, Maturity Risk, and Credit Risk. When interest rates decline, the value of the portfolio’s debt securities generally rises. Conversely, when interest rates rise, the value of the portfolio’s debt securities generally declines. The magnitude of the decline will often be greater for longer-term debt securities than shorter-term debt securities. It is also possible that the issuer of a security will not be able to make interest and principal payments when due.
  Pre-Payment Risk. The Intermediate Bond Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Intermediate Bond Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Intermediate Bond Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Intermediate Bond Fund’s income, total return, and share price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Intermediate Bond Fund is not guaranteed and you could lose some or all of the amount you invested in the Intermediate Bond Fund.
Performance	gwf796229_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future. Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Intermediate Bond Fund by showing changes in the Intermediate Bond Fund’s performance from year to year, and by showing how the Intermediate Bond Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Intermediate Bond Fund’s past performance (before and after taxes) does not predict how the Intermediate Bond Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Intermediate Bond Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GAMCO WESTWOOD INTERMEDIATE BOND FUND (Total returns for Class A Shares for the Years Ended December 31)	[11]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Intermediate Bond Fund's returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 5.58% (quarter ended September 30, 2002) and the lowest return for a quarter was (2.65)% (quarter ended June 30, 2004).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011, with maximum sales charge, if applicable)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class I Shares prior to its inception date are those of the Class AAA Shares of the Intermediate Bond Fund which are not offered in this Prospectus. All Classes of the Intermediate Bond Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth’’ IRAs and SEP IRAs (collectively, “IRAs”).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for Class I Shares prior to its inception date are those of the Class AAA Shares of the Intermediate Bond Fund which are not offered in this Prospectus.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth’’ IRAs and SEP IRAs (collectively, “IRAs”).
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Class AAA Shares, GAMCO Westwood Intermediate Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[13]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[12]
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	404
5 Years	rr_ExpenseExampleYear05	728
10 Years	rr_ExpenseExampleYear10	1,645
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	10.10%
2003	rr_AnnualReturn2003	1.30%
2004	rr_AnnualReturn2004	3.00%
2005	rr_AnnualReturn2005	1.80%
2006	rr_AnnualReturn2006	3.10%
2007	rr_AnnualReturn2007	5.70%
2008	rr_AnnualReturn2008	6.00%
2009	rr_AnnualReturn2009	3.80%
2010	rr_AnnualReturn2010	4.80%
2011	rr_AnnualReturn2011	5.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.64%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Class A Shares, GAMCO Westwood Intermediate Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[14]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	508
3 Years	rr_ExpenseExampleYear03	817
5 Years	rr_ExpenseExampleYear05	1,149
10 Years	rr_ExpenseExampleYear10	2,086
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	508
3 Years	rr_ExpenseExampleNoRedemptionYear03	817
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,086
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	10.00%
2003	rr_AnnualReturn2003	1.20%
2004	rr_AnnualReturn2004	2.90%
2005	rr_AnnualReturn2005	1.70%
2006	rr_AnnualReturn2006	3.10%
2007	rr_AnnualReturn2007	5.60%
2008	rr_AnnualReturn2008	5.90%
2009	rr_AnnualReturn2009	3.70%
2010	rr_AnnualReturn2010	4.70%
2011	rr_AnnualReturn2011	5.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.65%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Class B Shares, GAMCO Westwood Intermediate Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[14]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	678
3 Years	rr_ExpenseExampleYear03	935
5 Years	rr_ExpenseExampleYear05	1,318
10 Years	rr_ExpenseExampleYear10	2,286
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	635
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,118
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,286
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Class C Shares, GAMCO Westwood Intermediate Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[14]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	635
5 Years	rr_ExpenseExampleYear05	1,118
10 Years	rr_ExpenseExampleYear10	2,451
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	635
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,118
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,451
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Class I Shares, GAMCO Westwood Intermediate Bond Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount redeemed)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) Expenses	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[14]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Less Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[14]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	594
10 Years	rr_ExpenseExampleYear10	1,362
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	326
5 Years	rr_ExpenseExampleNoRedemptionYear05	594
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,362
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Return Before Taxes | Class AAA Shares, GAMCO Westwood Intermediate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	5.17%
Past Five Years	rr_AverageAnnualReturnYear05	5.08%
Past Ten Years	rr_AverageAnnualReturnYear10	4.46%
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Return Before Taxes | Class A Shares, GAMCO Westwood Intermediate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	0.81%
Past Five Years	rr_AverageAnnualReturnYear05	4.11%
Past Ten Years	rr_AverageAnnualReturnYear10	3.94%
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Return Before Taxes | Class B Shares, GAMCO Westwood Intermediate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	(0.70%)
Past Five Years	rr_AverageAnnualReturnYear05	3.96%
Past Ten Years	rr_AverageAnnualReturnYear10	3.68%
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Return Before Taxes | Class C Shares, GAMCO Westwood Intermediate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	3.36%
Past Five Years	rr_AverageAnnualReturnYear05	4.67%
Past Ten Years	rr_AverageAnnualReturnYear10	3.71%
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Return Before Taxes | Class I Shares, GAMCO Westwood Intermediate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (commenced operations on January 11, 2008)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	5.40%
Past Five Years	rr_AverageAnnualReturnYear05	5.28%
Past Ten Years	rr_AverageAnnualReturnYear10	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 11, 2008
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Return After Taxes on Distributions | Class AAA Shares, GAMCO Westwood Intermediate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	4.27%
Past Five Years	rr_AverageAnnualReturnYear05	4.04%
Past Ten Years	rr_AverageAnnualReturnYear10	3.32%
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Return After Taxes on Distributions | Class A Shares, GAMCO Westwood Intermediate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	(0.02%)
Past Five Years	rr_AverageAnnualReturnYear05	3.11%
Past Ten Years	rr_AverageAnnualReturnYear10	2.83%
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares, GAMCO Westwood Intermediate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	3.48%
Past Five Years	rr_AverageAnnualReturnYear05	3.77%
Past Ten Years	rr_AverageAnnualReturnYear10	3.17%
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares, GAMCO Westwood Intermediate Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	GAMCO Westwood Intermediate Bond Fund Class A Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	0.64%
Past Five Years	rr_AverageAnnualReturnYear05	2.95%
Past Ten Years	rr_AverageAnnualReturnYear10	2.72%
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Barclays Capital Government/Credit Bond Index | Summary, The GAMCO Westwood Funds - Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Index
Label	rr_AverageAnnualReturnLabel	Barclays Capital Government/Credit Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	8.74%
Past Five Years	rr_AverageAnnualReturnYear05	6.55%
Past Ten Years	rr_AverageAnnualReturnYear10	5.85%
GAMCO WESTWOOD INTERMEDIATE BOND FUND | Barclays Capital Government/Credit Bond Index | Summary, The GAMCO Westwood Funds - Class A, B, C and I Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Indexes
Label	rr_AverageAnnualReturnLabel	Barclays Capital Government/Credit Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	8.74%
Past Five Years	rr_AverageAnnualReturnYear05	6.55%
Past Ten Years	rr_AverageAnnualReturnYear10	5.85%

[1]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Mighty Mites Fund's returns would be less than those shown.
[2]	Sales loads are not reflected in the above chart. If sales loads were reflected, the SmallCap Equity Fund's returns would be less than those shown.
[3]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.50%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2013, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[4]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.75% for Class A Shares, 2.25% for Class C Shares, and 1.25% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2013, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[5]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Income Fund's returns would be less than those shown.
[6]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Income Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.00%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2013 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[7]	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement do not correlate to the Ratio of Operating Expenses to Average Net Assets Net of Waivers/Reimbursements provided in the Financial Highlights section of the statutory prospectus, due to a change in the expense cap during the fiscal year.
[8]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Income Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 2.25% for Class A Shares, 2.75% for Class C Shares, and 1.75% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2013 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[9]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Equity Fund's returns would be less than those shown.
[10]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Balanced Fund's returns would be less than those shown.
[11]	Sales loads are not reflected in the above chart. If sales loads were reflected, the Intermediate Bond Fund's returns would be less than those shown.
[12]	Please note that Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above does not correlate to the ratio of Operating Expenses Net of Waivers/Reimbursements to Average Net Assets found in the "Financial Highlights" section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[13]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Intermediate Bond Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.00%. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2013, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[14]	Please note that Total Annual Fund Operating Expenses After Fee Waiver, and Expense Reimbursement in the table above does note correlate to the ratio of Operating Expenses Net of Waivers/Reimbursements to Average Net Assets found in the "Financial Highlights" section of this prospectus since the latter reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[15]	Teton Advisors, Inc. (the "Adviser") has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Intermediate Bond Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.10% for Class A Shares, 1.75% for Class B Shares, 1.75% for Class C Shares, and 0.75% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least January 31, 2013, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.